Property and Equipment - Depreciation, Amortization, Capitalized Interest and Rent Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 102.3	$ 91.0	$ 79.9
Amortization expense	21.8	12.7	7.5
Interest capitalized	2.0	1.3	1.5
Rent expense:
Minimum rent payments	62.6	48.8	37.3
Contingent and other rents	29.4	21.6	18.2
Other	4.0	3.8	3.9
Total rent expense	$ 96.0	$ 74.2	$ 59.4